UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: February 28, 2018

Date of reporting period: November 30, 2017

Item 1.    Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES – 32.4%

Agency Mortgage-Backed Obligations – 22.4%
FHLMC
5.500%, 12/01/2028 to 04/01/2030	$994	$ 1,090
5.000%, 06/01/2041 to 12/01/2044	992	1,079
4.500%, 06/01/2038 to 07/01/2047	1,354	1,443
4.000%, 06/01/2043 to 11/01/2047	2,380	2,495
3.500%, 03/01/2043 to 03/01/2045	580	597
3.000%, 09/01/2036 to 01/01/2047	1,269	1,274
FHLMC CMO, Ser 2012-4057, Cl CS, IO
4.800%, VAR LIBOR USD 1 Month+6.050%, 04/15/2039	38	3
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.939%, 02/15/2038 (A)	124	8
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.864%, 04/15/2041 (A)	520	25
FHLMC CMO, Ser 2015-4494, Cl AI, IO
1.975%, 11/15/2038 (A)	657	33
FHLMC TBA
3.500%,12/01/2040	200	205
3.000%,12/15/2042	200	199
FNMA
5.000%, 10/01/2033 to 07/01/2045	2,330	2,544
4.500%, 07/01/2033 to 10/01/2047	2,159	2,302
4.000%, 01/01/2037 to 08/01/2056	2,314	2,440
3.500%, 08/01/2042 to 03/01/2057	3,957	4,081
3.000%, 04/01/2043 to 02/01/2047	1,398	1,401
2.940%, 07/01/2027	100	100
2.810%, 04/01/2025	40	40
FNMA CMO, Ser 2015-55, Cl IO, IO
1.508%, 08/25/2055 (A)	407	21
FNMA CMO, Ser 2015-56, Cl AS, IO
4.823%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	313	69
FNMA TBA
5.000%, 12/01/2037	400	432
4.000%, 12/14/2039	200	209
3.500%, 12/01/2040	1,100	1,131
3.000%, 12/25/2026 to 12/12/2042	3,300	3,332
2.500%, 12/01/2027	200	200
GNMA CMO, Ser 2012-34, Cl SA, IO
4.811%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	193	31
GNMA CMO, Ser 2012-43, Cl SN, IO
5.361%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	166	35
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.765%, 10/20/2062 (A)	129	9
GNMA CMO, Ser 2014-118, Cl HS, IO
4.961%, VAR LIBOR USD 1 Month+6.200%, 08/20/2044	344	71
GNMA CMO, Ser 2015-30, Cl IO, IO
1.055%, 07/16/2056 (A)	1,406	86

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
3.000%,12/01/2042	1,200	$ 1,209

		28,194

Non-Agency Mortgage-Backed Obligations – 10.0%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-FL1, Cl E
6.739%, VAR LIBOR USD 1 Month+5.500%, 12/15/2031 (B)	260	247
BANK, Ser 2017-BNK8, Cl XA, IO
0.755%, 11/15/2050 (A)	1,660	100
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033 (A)(B)	140	128
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
1.705%, 05/25/2035 (A)(B)	325	242
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
1.826%, VAR ICE LIBOR USD 1 Month+0.270%, 05/25/2035 (B)	189	181
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 02/10/2023 (B)	100	100
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%,06/10/2046	605	621
COMM Mortgage Trust, Ser 2013-LC6, Cl A2
1.906%, 01/10/2018	18	18
COMM Mortgage Trust, Ser 2014-CR18, Cl D
4.735%, 07/15/2047	240	208
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057 (A)	210	215
CSMC Trust, Ser 2017-HL1, Cl A3
3.500%, 06/25/2047 (A)(B)	300	304
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.978%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	340	384
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M2
2.538%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2029	250	254
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
4.488%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	300	316
FNMA Connecticut Avenue Securities, Ser 2016- C04, Cl 1M2
5.579%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	50	56
GNMA
4.000%, 11/20/2045 to 08/20/2047	646	678
3.500%, 01/20/2047 to 10/20/2047	395	411

SEI Catholic Values Trust / Quarterly Report / November 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%,11/20/2047	$500	$ 504
GNMA TBA
4.000%,12/01/2039	500	522
3.500%,12/15/2041	500	517
GS Mortgage Securities II, Ser GS8, Cl A4
3.469%,11/10/2050	60	61
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%,11/10/2039	138	129
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%,08/10/2043 (B)	474	496
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%,01/10/2045 (B)	200	215
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%,05/10/2045	454	465
GS Mortgage Securities Trust, Ser 2017-485L, Cl A
3.721%,02/10/2027 (B)	100	104
Homestar Mortgage Acceptance, Ser 2004- 4, Cl M3
3.413%, VAR ICE LIBOR USD 1 Month+2.175%, 09/25/2034	291	268
Homestar Mortgage Acceptance, Ser 2004- 5, Cl M2
2.243%, VAR ICE LIBOR USD 1 Month+1.005%,10/25/2034	367	368
IndyMac INDX Mortgage Loan Trust, Ser 2007-AR5, Cl 2A1
3.514%,05/25/2037 (A)	6	6
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.202%,05/15/2048 (A)	110	107
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%,02/15/2027 (A)	200	208
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
1.059%,10/15/2050 (A)	1,480	99
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%,05/15/2045	201	208
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%,10/25/2040 (A)(B)	194	197
JPMorgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%,10/25/2046 (A)(B)	111	113
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.137%,06/15/2025 (A)	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%,01/15/2026	$283	$ 293
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.137%,12/12/2049 (A)	260	244
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%,06/07/2035 (A)(B)	110	109
Reperforming Loan REMIC Trust, Ser 2005- R2, Cl 2A3
8.000%,06/25/2035 (B)	119	124
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%,02/25/2047 (A)(B)	346	351
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%,07/25/2047 (A)(B)	200	203
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%,09/25/2047 (A)(B)	211	216
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl A3
3.400%,05/10/2045	636	654
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%,05/15/2048	180	186
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A5
3.872%,05/15/2048 (A)	120	123
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A2
2.921%,02/15/2046	498	501
WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1, Cl A2
2.927%,03/15/2046	425	428

		12,584

Total Mortgage-Backed Securities (Cost $41,094) ($ Thousands)		40,778

CORPORATE OBLIGATIONS – 29.4%

Consumer Discretionary – 2.7%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (B)	20	20
Amazon.com
4.950%, 12/05/2044	30	35
4.050%, 08/22/2047 (B)	30	31
3.875%, 08/22/2037 (B)	316	330
3.150%, 08/22/2027 (B)	50	50
American Axle & Manufacturing
6.625%, 10/15/2022	10	10
CCO Holdings
5.125%, 05/01/2027 (B)	20	20

2	SEI Catholic Values Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charter Communications Operating
6.384%, 10/23/2035	$255	$ 293
4.200%, 03/15/2028	10	10
Comcast
6.400%, 05/15/2038	45	60
4.049%, 11/01/2052 (B)	210	208
3.375%, 08/15/2025	140	143
Cox Communications
3.350%, 09/15/2026 (B)	231	225
Daimler Finance North America
2.200%, 10/30/2021 (B)	251	247
Dollar Tree
5.750%, 03/01/2023	180	188
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl B1
3.132%, 04/25/2035 (A)	394	314
Ford Motor
4.750%, 01/15/2043	40	40
General Motors
6.250%, 10/02/2043	40	47
General Motors Financial
4.350%, 01/17/2027	30	31
4.200%, 03/01/2021	289	301
3.450%, 04/10/2022	10	10
Goodyear Tire & Rubber
5.000%, 05/31/2026	20	21
Hilton Worldwide Finance
4.875%, 04/01/2027	30	32
Lennar
4.500%, 04/30/2024	20	21
McDonald’s MTN
3.500%, 03/01/2027	100	102
Netflix
5.875%, 02/15/2025	20	21
Time Warner
9.150%, 02/01/2023	100	129
7.570%, 02/01/2024	101	125
4.750%, 03/29/2021	80	85
3.600%, 07/15/2025	135	135
Time Warner Cable
7.300%, 07/01/2038	90	111
5.875%, 11/15/2040	30	32

		3,427

Consumer Staples – 2.2%
Altria Group
4.750%, 05/05/2021	50	54
2.850%, 08/09/2022	20	20
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	429	484
3.650%, 02/01/2026	70	72
3.300%, 02/01/2023	40	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 02/01/2021	$30	$ 30
Anheuser-Busch InBev Worldwide
2.500%, 07/15/2022	150	149
BAT Capital
4.540%, 08/15/2047 (B)	60	62
3.557%, 08/15/2027 (B)	150	150
Constellation Brands
4.750%, 11/15/2024	80	87
Cott Holdings
5.500%, 04/01/2025 (B)	20	21
CVS Health
5.125%, 07/20/2045	70	77
3.875%, 07/20/2025	18	18
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	445	543
6.036%, 12/10/2028	149	165
Danone
2.077%, 11/02/2021 (B)	200	196
Diageo Capital
4.828%, 07/15/2020	110	117
Kraft Heinz Foods
5.375%, 02/10/2020	30	32
4.375%, 06/01/2046	20	19
3.950%, 07/15/2025	100	103
Lamb Weston Holdings
4.875%, 11/01/2026 (B)	20	21
PepsiCo
4.600%, 07/17/2045	40	45
Philip Morris International
2.900%, 11/15/2021	10	10
2.500%, 08/22/2022	50	50
2.500%, 11/02/2022	50	49
1.875%, 11/01/2019	70	70
Reynolds American
5.850%, 08/15/2045	20	25
3.250%, 06/12/2020	11	11
Spectrum Brands
6.625%, 11/15/2022	20	21
Walgreens Boots Alliance
3.450%, 06/01/2026	40	39
Wm Wrigley Jr
3.375%, 10/21/2020 (B)	30	31

		2,812

Energy – 4.0%
Anadarko Finance
7.500%, 05/01/2031	60	77
Anadarko Petroleum
6.200%, 03/15/2040	75	89
4.850%, 03/15/2021	20	21
4.280%, 10/10/2036 (C)	1,000	422

SEI Catholic Values Trust / Quarterly Report / November 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Apache
4.250%, 01/15/2044	$150	$ 141
BP Capital Markets
3.588%, 04/14/2027	10	11
3.506%, 03/17/2025	110	113
3.216%, 11/28/2023	50	51
Canadian Natural Resources
2.950%, 01/15/2023	313	311
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027 (B)	20	21
Chesapeake Energy
8.000%, 12/15/2022 (B)	8	9
5.750%, 03/15/2023	10	9
Chevron
2.954%, 05/16/2026	60	60
Cimarex Energy
3.900%, 05/15/2027	50	51
ConocoPhillips
3.350%, 05/15/2025	200	205
Devon Energy
5.850%, 12/15/2025	30	35
5.000%, 06/15/2045	50	54
3.250%, 05/15/2022	20	20
Devon Financing
7.875%, 09/30/2031	50	67
Ecopetrol
5.875%, 05/28/2045	100	101
Ensco
8.000%, 01/31/2024	14	14
Enterprise Products Operating
4.050%, 02/15/2022	123	129
EOG Resources
4.150%, 01/15/2026	20	21
ExxonMobil
4.114%, 03/01/2046	70	75
3.043%, 03/01/2026	40	41
Halliburton
5.000%, 11/15/2045	40	44
3.800%, 11/15/2025	50	51
Kerr-McGee
7.875%, 09/15/2031	10	13
6.950%, 07/01/2024	10	12
Kinder Morgan
5.300%, 12/01/2034	20	21
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	41
4.150%, 02/01/2024	400	415
3.500%, 09/01/2023	30	30
MPLX
4.875%, 06/01/2025	110	118
Noble Energy
5.250%, 11/15/2043	10	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.950%, 08/15/2047	$10	$ 10
4.150%, 12/15/2021	50	52
3.850%, 01/15/2028	30	30
Oasis Petroleum
6.875%, 03/15/2022	20	20
Occidental Petroleum
4.625%, 06/15/2045	20	22
4.400%, 04/15/2046	10	11
4.100%, 02/15/2047	20	21
3.400%, 04/15/2026	20	20
3.125%, 02/15/2022	19	19
3.000%, 02/15/2027	20	20
Petrobras Global Finance BV
7.375%, 01/17/2027	10	11
6.850%, 06/05/2115	50	48
5.299%, 01/27/2025 (B)	305	305
Petroleos Mexicanos
6.625%, 06/15/2035	100	108
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	23
Phillips 66 Partners
3.605%, 02/15/2025	300	301
Range Resources
5.875%, 07/01/2022	10	10
4.875%, 05/15/2025	30	29
Schlumberger Holdings
4.000%, 12/21/2025 (B)	30	31
3.000%, 12/21/2020 (B)	283	287
Shell International Finance BV
4.375%, 05/11/2045	50	54
4.000%, 05/10/2046	50	51
2.875%, 05/10/2026	80	79
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	200	213
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	147	146
Valero Energy
6.125%, 02/01/2020	74	80
Williams
7.875%, 09/01/2021	50	58
WPX Energy
8.250%, 08/01/2023	30	34

		4,997

Financials – 9.6%
AIA Group MTN
3.200%, 03/11/2025 (B)	200	199
Ally Financial
8.000%, 11/01/2031	50	66
American Express
2.650%, 12/02/2022	140	139

4	SEI Catholic Values Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express Credit MTN
1.875%, 05/03/2019	$209	$ 208
American International Group
4.800%, 07/10/2045	183	200
3.750%, 07/10/2025	40	41
Bank of America MTN
5.625%, 07/01/2020	150	162
5.000%, 01/21/2044	70	82
4.450%, 03/03/2026	10	11
4.000%, 01/22/2025	300	309
3.875%, 08/01/2025	40	42
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	160	162
3.500%, 04/19/2026	491	499
2.600%, 01/15/2019	300	302
1.950%, 05/12/2018	229	229
Brighthouse Financial
4.700%, 06/22/2047 (B)	50	49
Chubb INA Holdings
4.350%, 11/03/2045	30	33
2.300%, 11/03/2020	10	10
Citigroup
4.450%, 09/29/2027	180	189
4.400%, 06/10/2025	137	144
4.125%, 07/25/2028	90	92
3.700%, 01/12/2026	170	174
3.400%, 05/01/2026	367	368
Commonwealth Bank of Australia MTN
3.900%, 07/12/2047 (B)	50	50
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Year Curr+6.185%, 12/31/2049 (B)	260	312
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	282
4.550%, 04/17/2026	250	267
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	200	215
Goldman Sachs Group
6.750%, 10/01/2037	100	132
5.750%, 01/24/2022	216	240
5.150%, 05/22/2045	30	34
4.750%, 10/21/2045	30	33
4.250%, 10/21/2025	40	42
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	100	101
3.500%, 11/16/2026	175	175
2.875%, 02/25/2021	131	132
Goldman Sachs Group MTN
5.375%, 03/15/2020	100	106
3.850%, 07/08/2024	190	197
HSBC Holdings
4.250%, 03/14/2024	200	208

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo
3.125%, 07/14/2022 (B)	$200	$ 199
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	205
JPMorgan Chase
4.250%, 10/01/2027	10	11
4.125%, 12/15/2026	150	156
3.200%, 01/25/2023	343	349
3.125%, 01/23/2025	150	150
KKR Group Finance II
5.500%, 02/01/2043 (B)	73	82
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	233
Liberty Mutual Group
4.250%, 06/15/2023 (B)	64	68
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	20
Morgan Stanley MTN
6.625%, 04/01/2018	200	203
3.875%, 04/29/2024	196	205
2.625%, 11/17/2021	414	413
Navient MTN
8.000%, 03/25/2020	40	44
Prudential Financial MTN
7.375%, 06/15/2019	385	415
Quicken Loans
5.750%, 05/01/2025 (B)	20	21
Royal Bank of Scotland Group
5.125%, 05/28/2024	200	213
Santander Holdings USA
4.500%, 07/17/2025	10	10
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	30	29
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	150	170
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	449	470
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	200	210
Voya Financial
3.125%, 07/15/2024	258	256
WEA Finance
3.750%, 09/17/2024 (B)	200	203
2.700%, 09/17/2019 (B)	430	432
Wells Fargo
4.480%, 01/16/2024	200	214
3.069%, 01/24/2023	337	340
3.000%, 10/23/2026	50	49
Wells Fargo MTN
4.900%, 11/17/2045	50	56
4.750%, 12/07/2046	30	33

SEI Catholic Values Trust / Quarterly Report / November 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.650%, 11/04/2044	$100	$ 107
4.400%, 06/14/2046	10	10
4.300%, 07/22/2027	110	116
3.450%, 02/13/2023	160	163

		12,091

Health Care – 0.9%
Abbott Laboratories
4.900%, 11/30/2046	40	44
4.750%, 11/30/2036	10	11
3.750%, 11/30/2026	40	41
Aetna
2.800%, 06/15/2023	10	10
Amgen
3.625%, 05/22/2024	60	62
Anthem
3.650%, 12/01/2027	30	31
3.350%, 12/01/2024	20	20
2.950%, 12/01/2022	50	50
Cardinal Health
3.079%, 06/15/2024	20	20
2.616%, 06/15/2022	20	19
Centene
6.125%, 02/15/2024	10	11
4.750%, 05/15/2022	20	21
Express Scripts Holding
3.400%, 03/01/2027	441	431
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	50	54
Gilead Sciences
3.650%, 03/01/2026	30	31
3.500%, 02/01/2025	50	51
Humana
4.950%, 10/01/2044	10	11
3.950%, 03/15/2027	50	51
Mallinckrodt International Finance
4.750%, 04/15/2023	30	24
Medtronic
3.500%, 03/15/2025	70	72
Medtronic Global Holdings SCA
3.350%, 04/01/2027	50	51

		1,116

Industrials – 2.5%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	278	292
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	281	287
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (B)	157	165

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	$671	$ 713
Beacon Escrow
4.875%, 11/01/2025 (B)	10	10
Canadian Pacific Railway
6.125%, 09/15/2115	127	164
Cintas No. 2
3.700%, 04/01/2027	30	32
2.900%, 04/01/2022	20	20
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	190	198
DAE Funding
5.000%, 08/01/2024 (B)	10	10
4.500%, 08/01/2022 (B)	10	10
Delta Air Lines Pass-Through Trust, Ser 2012-2, Cl A
4.950%, 05/23/2019	221	227
Eaton
4.150%, 11/02/2042	70	71
International Lease Finance
8.625%, 01/15/2022	20	24
6.250%, 05/15/2019	10	11
5.875%, 08/15/2022	50	56
Park Aerospace Holdings
5.500%, 02/15/2024 (B)	10	10
5.250%, 08/15/2022 (B)	30	31
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	206	206
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	486	508
United Parcel Service
3.050%, 11/15/2027	30	30
2.500%, 04/01/2023	10	10
United Rentals North America
5.875%, 09/15/2026	30	32
Waste Management
3.500%, 05/15/2024	60	62

		3,179

Information Technology – 1.7%
Apple
3.200%, 05/13/2025	80	82
2.000%, 11/13/2020	30	30
Broadcom
3.125%, 01/15/2025 (B)	20	19
2.650%, 01/15/2023 (B)	315	302
Diamond 1 Finance
4.420%, 06/15/2021 (B)	110	115

6	SEI Catholic Values Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.480%, 06/01/2019 (B)	$100	$ 101
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	72
Intel
3.700%, 07/29/2025	60	63
Juniper Networks
3.300%, 06/15/2020	149	151
3.125%, 02/26/2019	159	161
Microsoft
4.450%, 11/03/2045	40	46
4.250%, 02/06/2047	278	308
4.100%, 02/06/2037	10	11
3.300%, 02/06/2027	130	134
2.875%, 02/06/2024	60	61
2.700%, 02/12/2025	20	20
2.400%, 08/08/2026	50	48
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	247	249
Visa
4.300%, 12/14/2045	50	56
3.150%, 12/14/2025	70	71

		2,100

Materials — 0.6%
Anglo American Capital
3.625%, 09/11/2024 (B)	200	199
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (B)	200	234
2.875%, 02/24/2022	5	5
Freeport-McMoRan
5.450%, 03/15/2043	20	19
4.000%, 11/14/2021	40	40
Glencore Funding
4.125%, 05/30/2023 (B)	70	72
4.000%, 03/27/2027 (B)	20	20
Reynolds Group Issuer
5.125%, 07/15/2023 (B)	20	21
Vale Overseas
6.875%, 11/21/2036	20	24
4.375%, 01/11/2022	20	21
WestRock RKT
4.000%, 03/01/2023	10	11
3.500%, 03/01/2020	20	20

		686

Real Estate — 1.5%
Boston Properties
3.850%, 02/01/2023	200	209
Digital Realty Trust
3.700%, 08/15/2027	317	319

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GLP Capital
4.875%, 11/01/2020	$30	$ 32
HCP
4.000%, 06/01/2025	150	154
Realty Income
4.125%, 10/15/2026	207	215
Simon Property Group
2.625%, 06/15/2022	160	160
2.350%, 01/30/2022	299	296
Ventas Realty
4.125%, 01/15/2026	136	141
2.700%, 04/01/2020	215	216
Welltower
4.500%, 01/15/2024	144	153

		1,895

Telecommunication Services — 1.5%
AT&T
5.350%, 09/01/2040	1	1
4.900%, 08/14/2037	20	20
4.250%, 03/01/2027	30	31
3.900%, 08/14/2027	220	219
3.400%, 05/15/2025	438	430
Rogers Communications
6.800%, 08/15/2018	185	191
5.000%, 03/15/2044	217	246
Verizon Communications
5.500%, 03/16/2047	10	11
5.250%, 03/16/2037	20	22
4.522%, 09/15/2048	447	435
4.125%, 03/16/2027	90	94
3.500%, 11/01/2024	180	182
3.376%, 02/15/2025 (B)	19	19
2.625%, 08/15/2026	10	9
West
4.750%, 07/15/2021 (B)	10	10

		1,920

Utilities — 2.2%
AES
5.500%, 04/15/2025	20	21
Duke Energy
3.950%, 08/15/2047	10	10
3.750%, 04/15/2024	331	345
Eversource Energy
3.150%, 01/15/2025	111	111
Exelon
5.625%, 06/15/2035	60	72
5.100%, 06/15/2045	240	277
FirstEnergy
7.375%, 11/15/2031	220	293
3.900%, 07/15/2027	50	51

SEI Catholic Values Trust / Quarterly Report / November 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NextEra Energy Capital Holdings
3.550%, 05/01/2027	$292	$ 298
Pacific Gas & Electric
6.050%, 03/01/2034	330	410
Sempra Energy
9.800%, 02/15/2019	74	81
1.625%, 10/07/2019	239	236
Southern
3.250%, 07/01/2026	415	408
Virginia Electric & Power
3.150%, 01/15/2026	124	125

		2,738

Total Corporate Obligations (Cost $36,050) ($ Thousands)		36,961

U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Bonds
4.500%, 02/15/2036	2,430	3,110
4.500%, 05/15/2038	232	299
3.750%, 11/15/2043	5,780	6,785
3.000%, 02/15/2047	590	609
3.000%, 05/15/2047	1,880	1,942
2.750%, 08/15/2047	1,030	1,012
2.750%, 11/15/2047	330	325
2.500%, 02/15/2045	90	84
2.500%, 05/15/2046	2,676	2,499
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	244	272
0.750%, 02/15/2042	44	43
0.375%, 07/15/2023	297	298
0.375%, 07/15/2027	605	595
U.S. Treasury Notes
2.250%, 10/31/2024	510	508
2.250%, 11/15/2024	430	428
2.250%, 02/15/2027	598	590
2.250%, 11/15/2027	299	295
2.125%, 03/31/2024	610	604
2.125%, 09/30/2024	110	109
2.000%, 05/31/2024	70	69
1.875%, 01/31/2022	450	446
1.875%, 04/30/2022	210	208
1.875%, 08/31/2024	760	740
1.750%, 05/31/2022	4,177	4,112
1.750%, 06/30/2022	110	108
1.750%, 05/15/2023	340	332
1.500%, 02/28/2023	1,030	995
1.250%, 07/31/2023	40	38

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.750%, 08/15/2019	$3,485	$ 3,425

Total U.S. Treasury Obligations (Cost $30,756) ($ Thousands)		30,880

ASSET-BACKED SECURITIES — 8.5%

Automotive — 0.5%
Hertz Vehicle Financing II, Ser 2017-1A, Cl B
3.560%, 10/25/2021 (B)	160	159
NextGear Floorplan Master Owner Trust, Ser 2015-2A, Cl A
2.380%, 10/15/2018 (B)	293	293
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (B)	159	160

		612

Credit Cards — 0.3%

Citibank Credit Card Issuance Trust, Ser 2017-A2, Cl A2
1.740%, 01/19/2021	312	311

Mortgage Related Securities — 0.8%

Bayview Financial Asset Trust, Ser 2007-SR1A, Cl M3
2.479%, VAR LIBOR USD 1 Month+1.150%, 03/25/2037 (B)	309	275
Master Asset-Backed Securities Trust, Ser 2006-FRE1, Cl A4
1.528%, VAR ICE LIBOR USD 1 Month+0.290%, 12/25/2035	256	251
Morgan Stanley ABS Capital I Trust, Ser 2004-NC1, Cl M1
2.288%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2033	158	158
Option One Mortgage Loan Trust, Ser 2005-2, Cl M1
1.898%, VAR ICE LIBOR USD 1 Month+0.660%, 05/25/2035	225	226
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A4
5.860%, 01/25/2037	150	149

		1,059

Other Asset-Backed Securities — 6.8%

AccessLex Institute, Ser 2007-1, Cl A4
1.427%, VAR ICE LIBOR USD 3 Month+0.060%, 01/25/2023	102	101
Airspeed, Ser 2007-1A, Cl G1
1.520%, VAR LIBOR USD 1 Month+0.270%, 04/15/2024 (B)	276	238

8	SEI Catholic Values Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Applebee’s Funding, Ser 2014-1, Cl A2
4.277%, 09/05/2044 (B)	$100	$ 98
CCG Recievable Trust, Ser 2017-1, Cl A2
1.840%, 11/14/2023 (B)	307	306
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
2.828%, VAR LIBOR USD 1 Month+1.500%, 02/25/2023 (B)	120	116
CIT Mortgage Loan Trust, Ser 2007-1, Cl 2M1
2.828%, VAR LIBOR USD 1 Month+1.500%, 01/25/2023 (B)	160	148
Colony American Homes, Ser 2014-1A, Cl A
2.387%, VAR LIBOR USD 1 Month+1.150%, 05/17/2031 (B)	453	455
Conseco Finance, Ser 1997-7, Cl M1
7.030%, 07/15/2028 (A)	229	227
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	183	185
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (B)	101	102
First Franklin Mortgage Loan Trust, Ser 2003-FF4, Cl M1
3.035%, VAR ICE LIBOR USD 1 Month+1.800%, 10/25/2033	157	157
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A1
1.980%, 01/15/2022	825	822
GSAMP Trust, Ser 2004-SEA2, Cl M2
2.488%, VAR ICE LIBOR USD 1 Month+1.250%, 03/25/2034	361	272
John Deere Owner Trust, Ser 2015-A, Cl A4
1.650%, 12/15/2021	205	205
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
3.112%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/2024	97	99
RAMP Trust, Ser 2006-RZ3, Cl M1
1.588%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	470	441
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
2.184%, VAR LIBOR USD 1 Month+0.950%, 06/15/2033 (B)	100	100
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
1.630%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	160	150
SLM Student Loan Trust 2008-6, Ser 2008-6, Cl A4
2.467%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	100	101
SLM Student Loan Trust, Ser 2006-1, Cl A5
1.424%, VAR ICE LIBOR USD 3 Month+0.110%, 07/26/2021	119	118

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.014%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	$81	$ 83
Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	140	148
Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	259	267
Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	997	1,023
Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	817	838
Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	225	227
Small Business Administration, Ser 2017-20G, Cl 1
2.980%, 07/01/2037	50	50
Store Master Funding I, Ser 2015-1A, Cl A
1 3.750%, 04/20/2045 (B)	332	334
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	282	280
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (B)	305	304
Verizon Owner Trust, Ser 2017-3A, Cl A1A
2.060%, 04/20/2022 (B)	325	324
Volvo Financial Equipment LLC, Ser 2017-1A, Cl A3
1.920%, 03/15/2021 (B)	251	250

		8,569

Other Diversified Financial Services – 0.1%

Navient Student Loan Trust, Ser 2017-3A
2.378%, 07/26/2066	100	102

Total Asset-Backed Securities (Cost $10,560) ($ Thousands)		10,653

LOAN PARTICIPATIONS – 2.8%
ABC Supply, Term Loan B-1
3.742%, 10/31/2023	90	90
America Airlines, 1st Lien
3.250%, 12/14/2023	45	45
American Airlines, 2017 Replacement Term Loan,
3.240%, 06/27/2020	45	45
American Axle & Manufacturing Term Loan
3.580%, 04/06/2024	9	9

SEI Catholic Values Trust / Quarterly Report / November 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Avolon Term Loan B-2	$130	$ 130
3.533%, 03/21/2022
Beacon Roofing, 1st Lien
3.750%, 10/01/2022	93	93
Berry Global Group, Term Loan, 1st Lien
3.488%, 01/19/2024	23	23
Berry Plastics, Term Loan, Cov-Lite, 1st Lien
3.492%, 10/01/2022	68	68
Burger King (1011778 B.C. / New Red) Term Loan B-3
3.492%, 02/16/2024	90	90
Caesars Resort Collection, Term Loan, 1st Lien
0.000%, 10/02/2024	87	87
CenturyLink, Term Loan B
3.993%, 01/31/2025	45	43
Change Healthcare Holdings (fka Emdeon), Closing Date Term Loan, 1st Lien
3.992%, 03/01/2024	72	72
Charter Comm Operating, LLC, Term Loan I-1
3.500%, 01/15/2024	90	90
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.742%, 04/18/2024	8	8
Dell, Cov-Lite, 1st Lien
3.250%, 09/07/2023	90	90
First Data, Term Loan B (2017)
3.738%, 04/26/2024	90	90
Golden Nugget (fka Landry’s), Term Loan B
4.554%, 10/04/2023	94	95
Hilton Worldwide Finance LLC, Series B-2 Term Loan,
3.328%, 10/25/2023	90	91
Level 3 Communications Term Loan B (2017)
3.696%, 02/22/2024	90	90
MGM Growth Properties
3.492%, VAR US LIBOR+0.000%, 04/25/2023	88	88
Michael’s Stores, Term Loan B, 1st Lien
3.987%, 01/30/2023	292	289
Micro Focus, MA FinanceCo
4.063%, 06/21/2024	1	2
Micro Focus, Seattle SpinCo
4.063%, 06/21/2024	10	10
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
4.333%, 06/07/2023	87	87
Numericable, Term Loan, 1st Lien
4.349%, 01/31/2026	101	99
ON Semiconductor, 1st Lien
3.492%, 03/31/2023	77	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
PAREXEL International CORP
0.000%, VAR US LIBOR+3.000%, 08/11/2024	$38	$ 38
Parexel International, Term Loan B
4.242%, 08/09/2024 (D)	50	50
Pharmaceutical Product Development, Term Loan B (2017)
4.083%, 08/18/2022	90	90
Post Holdings, Term Loan B
3.600%, 05/24/2024	104	104
Prime Security Services, Term Loan
3.992%, 05/02/2022	90	91
Quikrete Holdings, Initial Loan,
3.992%, 11/15/2023	85	85
Reynolds Group Holdings Incremental US Term Loans
4.100%, 02/05/2023	54	54
Royalty Pharma (aka RPI) Term Loan B-6
3.333%, 03/27/2023	100	101
Scientific Games International, Inc., Initial Term B-4 Loan, 1st Lien
4.522%, 08/14/2024	145	146
Sprint Communications, Initial Term Loan, 1st Lien
3.750%, 02/02/2024	19	19
Staples, Closing Date Term Loan, 1st Lien
5.310%, 09/12/2024	37	35
Station Casinos LLC, Term B Facility Loan, 1st Lien
3.820%, 06/08/2023	13	13
Trans Union LLC, 2017 Replacement Term B-3 Loan, 1st Lien
3.242%, 04/10/2023	93	93
Unitymedia, Cov-Lite, 1st Lien
0.000%, 01/20/2026	173	172
Univision Comm (fka Umbrella) 2017 Replacement Term Loan
3.992%, 03/15/2024	90	89
UPC Financing, Term Loan, 1st Lien
3.750%, 01/15/2026	88	88
Western Digital Term Loan B-2
3.990%, 04/29/2023	61	61
XPO Logistics, Refinanced Term Loan, 1st Lien
3.599%, 11/01/2021	52	52
Ziggo B.V. Term Loan E
3.750%, 04/15/2025	140	140

Total Loan Participations (Cost $3,542) ($ Thousands)		3,523

10	SEI Catholic Values Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS – 2.0%
FHLB DN
1.254%, 02/09/2018 (C)	$350	$349
1.243%, 01/24/2018 (C)	280	279
1.242%, 01/17/2018 (C)	180	180
1.203%, 01/22/2018 (C)	240	240
1.154%, 02/28/2018 (C)	280	279
1.133%, 01/26/2018 (C)	260	259
1.124%, 02/14/2018 (C)	480	479
1.099%, 01/19/2018 (C)	510	509

Total U.S. Government Agency Obligations (Cost $2,575) ($ Thousands)		2,574

MUNICIPAL BONDS – 1.0%

California – 0.2%
State of California, GO
7.500%, 04/01/2034	215	315

Florida – 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	100	100

Illinois – 0.3%
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	250	323

New Jersey – 0.3%
New Jersey State, Economic Development Authority, Ser YY, RB
4.197%, 06/15/2019	350	356

Wisconsin – 0.1%
Wisconsin State, Ser A, RB, AGM
5.200%, 05/01/2018	120	122

Total Municipal Bonds (Cost $1,191) ($ Thousands)		1,216

SOVEREIGN DEBT – 0.8%
Argentine Republic Government International Bond
5.625%, 01/26/2022	210	220
Brazilian Government International Bond
5.625%, 01/07/2041	120	122
Indonesia Government International Bond MTN
3.750%, 04/25/2022	200	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Mexico Government International Bond
4.600%, 02/10/2048	$230	$231
Peruvian Government International Bond
6.550%, 03/14/2037	10	14
5.625%, 11/18/2050	40	51
Poland Government International Bond
4.000%, 01/22/2024	110	118
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	64	75

Total Sovereign Debt (Cost $1,000) ($ Thousands)		1,037

	Shares

CASH EQUIVALENT – 6.8%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	8,584,419	8,584

Total Cash Equivalent (Cost $8,584) ($ Thousands)		8,584

Total Investments in Securities–108.2% (Cost $135,352) ($ Thousands)		$136,206

	Contracts

PURCHASED OPTIONS* – 0.0%

Total Purchased Options(E) (Cost $15) ($ Thousands)	52	$8

WRITTEN OPTIONS* – 0.0%

Total Written Options(E) (Premiums Received $10) ($ Thousands)	(60)	$(7)

SEI Catholic Values Trust / Quarterly Report / November 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund (Continued)

A list of the open exchange traded options contracts for the Fund at November 30, 2017, is as follows:

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)

PURCHASED OPTIONS – 0.0%

Put Options
January 2018, Eurodollar 1 Year Mid-Curve*	11	$ 2,692	$97.88	01/20/18	$ 1
January 2018, U.S. 10-Year Future*	2	248	124.00	12/16/17	1
January 2018, U.S. 10-Year Future*	3	372	123.75	12/16/17	1

		3,312			3

Call Options
December 2018, U.S. 10-Year Future*	2	248	125.00	12/16/17	–
December 2018, U.S. 10-Year Future*	1	124	125.00	12/16/17	–
December 2018, U.S. Long Bond Future*	2	304	154.00	12/16/17	–
January 2018, IMM Eurodollar Future*	3	737	98.50	01/20/18	–
January 2018, U.S. 10-Year Future*	4	496	124.50	12/16/17	1
January 2018, U.S. 10-Year Future*	2	248	125.50	12/16/17	–
January 2018, U.S. 10-Year Future*	5	620	125.25	12/16/17	1
January 2018, U.S. 5-Year Future*	14	1,629	117.00	12/16/17	1
January 2018, U.S. Bond Future*	3	455	153.00	12/16/17	2

		4,861			5

Total Purchased Options		$ 8,173			$ 8

WRITTEN OPTIONS – 0.0%

Put Options
February 2018, U.S. 10-Year Future*	(4)	$ (496)	122.50	01/20/18	$ (1)
January 2018, Eurodollar 1 Year Mid-Curve*	(11)	(2,692)	97.75	01/20/18	(1)
January 2018, U.S. 10-Year Future*	(3)	(372)	122.00	12/16/17	–
January 2018, U.S. 5-Year Future*	(9)	(1,047)	116.25	12/16/17	(2)
January 2018, U.S. 5-Year Future*	(2)	(233)	115.50	12/16/17	–
January 2018, U.S. Bond Future*	(2)	(304)	146.00	12/16/17	–
March 2018, U.S. 5-Year Future*	(7)	(814)	115.50	02/17/18	(1)

		(5,958)			(5)

Call Options
February 2018, U.S. 10-Year Future*	(4)	(496)	126.50	01/20/18	–
January 2018, U.S. 10-Year Future*	(4)	(496)	126.00	12/16/17	–
January 2018, U.S. 5-Year Future*	(2)	(233)	117.75	12/16/17	–
January 2018, U.S. Bond Future*	(1)	(152)	154.00	12/16/17	–
March 2018, U.S. 5-Year Future*	(7)	(814)	118.50	02/17/18	–
March 2018, U.S. Bond Future*	(4)	(607)	158.00	02/17/18	(2)

		(2,798)			(2)

Total Written Options		$ (8,756)			$ (7)

12	SEI Catholic Values Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2017, are as follows:

					Unrealized
	Number of				Appreciation
Type of	Contracts	Expiration	Notional Amount	Value	(Depreciation)
Contract	Long	Date	($ Thousands)	($ Thousands)	($ Thousands)
90-Day Euro$	(10)	Dec-2017	$(2,464)	$(2,461)	$3
90-Day Euro$	(15)	Dec-2018	(3,684)	(3,672)	12
90-Day Euro$	(4)	Sep-2018	(984)	(980)	4
90-Day Euro$	(50)	Mar-2018	(12,299)	(12,282)	17
90-Day Euro$	(4)	Jun-2018	(984)	(981)	3
U.S. 10-Year Treasury Note	(15)	Mar-2008	(1,871)	(1,861)	10
U.S. 2-Year Treasury Note	41	Mar-2008	8,795	8,791	(4)
U.S. 5-Year Treasury Note	40	Mar-2008	4,668	4,654	(14)
U.S. Long Treasury Bond	(4)	Mar-2008	(613)	(607)	6
Ultra 10-Year U.S. Treasury Note	(16)	Mar-2018	(2,139)	(2,131)	8

			$(11,575)	$(11,530)	$45

A list of the open forward foreign currency contracts held by the Fund at November 30, 2017, is as follows.

						Unrealized
						Appreciation
			Currency to Deliver		Currency to Receive	(Depreciation)
Counterparty	Settlement Date		(Thousands)		(Thousands)	($ Thousands)
Citigroup	01/19/18	EUR	130	USD	154	$ (1)
Citigroup	01/19/18	USD	147	GBP	110	3
Citigroup	01/19/18	USD	155	EUR	130	1
Citigroup	01/19/18	USD	248	BRL	796	(6)
Citigroup	01/19/18	USD	367	INR	24,230	7
Citigroup	01/19/18	USD	425	JPY	48,180	7
Citigroup	01/19/18	USD	445	IDR	6,068,320	1
Citigroup	01/19/18	CNH	850	USD	127	(1)
Citigroup	01/19/18	CNY	4,383	USD	661	1
Citigroup	01/19/18	PHP	32,016	USD	615	(20)
Citigroup	01/19/18	JPY	121,955	USD	1,092	(2)

						$ (10)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2017, is as follows:

Credit Default Swap
							Upfront Payments/	Net Unrealized
	Buy/Sell	(Pays)/Receives	Payment		Notional Amount	Value	Receipts	Appreciation
Reference Entity/Obligation	Protection	Rate	Frequency	Termination Date	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
CDX.NA.HY	Sell	1.00%	Quarterly	12/20/2021	(900)	$20	$14	$6

Interest Rate Swaps
							Upfront Payments/	Net Unrealized
					Notional Amount	Value	Receipts	Appreciation
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
2.4744%	3-MONTH USD - LIBOR	Quarterly	11/15/2043	USD	852	27	13	14
2.7335%	3-MONTH USD - LIBOR	Quarterly	11/15/2043	USD	700	(13)	(19)	7

						$ 14	$ (6)	$ 21

SEI Catholic Values Trust / Quarterly Report / November 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund (Continued)

Percentages are based on Net Assets of $125,916 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $15,285 ($ Thousands), representing 12.14% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Unsettled bank loan. Interest rate not available.

(E)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

AGM— Assured Guaranty Municipal

BRL — Brazilian Real

Cl — Class

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IMM — International Monetary Market

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PHP — Philippine Peso

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$40,778	$–	$40,778
Corporate Obligations	–	36,961	–	36,961
U.S. Treasury Obligations	1,018	29,862	–	30,880
Asset-Backed Securities	–	10,653	–	10,653
Loan Participations	–	3,523	–	3,523
U.S. Government Agency Obligations	–	2,574	–	2,574
Municipal Bonds	–	1,216	–	1,216
Sovereign Debt	–	1,037	–	1,037
Cash Equivalent	8,584	–	–	8,584

Total Investments in Securities	$9,602	$126,604	$–	$136,206

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$8	$—	$—	$8
Written Options	(7)	—	—	(7)
Futures Contracts *
Unrealized Appreciation	63	—	—	63
Unrealized Depreciation	(18)	—	—	(18)
Forwards Contracts *
Unrealized Appreciation	—	20	—	20
Unrealized Depreciation	—	(30)	—	(30)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	6	—	6
Interest Rate Swaps *
Unrealized Appreciation	—	21	—	21

Total Other Financial Instruments	$46	$17	$—	$63

* Futures contracts, forward contracts, credit default swaps and interest rate swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1, Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended November 30, 2017, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of November 30, 2017, the Fund is the seller (“providing protection”) on a total notional amount of $900 thousand. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAP		CREDIT DEFAULT SWAP ON AN INDEX
	CORPORATE	SOVERIGN	ASSET BACK SECURITY	CORPORATE
REFERENCE ASSET	DEBT	DEBT	DEBT	DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$19,985	$19,985
Maximum potential amount of future payments	—	—	—	900,000	900,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—

14	SEI Catholic Values Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Fixed Income Fund (Continued)

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAP		CREDIT DEFAULT SWAP ON AN INDEX
	CORPORATE	SOVERIGN	ASSET BACK SECURITY	CORPORATE
REFERENCE ASSET	DEBT	DEBT	DEBT	DEBT	Total
Collateral held by the Fund or other than third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points) [1]
0-100	$—	$—	$900,000	$—	$—	$900,000
101 - 200	—	—	—	—	—	—
201 -300	—	—	—	—	—	—
301 -400	—	—	—	—	—	—
Greater than 400	—	—	—	—	—	—
Total	$—	$—	$900,000	$—	$—	$900,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

		Purchases at	Proceeds	Value
Security Description	Value 02/28/2017	Cost	from Sales	11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Class F	$9,457	$55,424	$(56,297)	$8,584	$ 59

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Catholic Values Trust / Quarterly Report / November 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 72.5%

Consumer Discretionary – 11.9%
Advance Auto Parts	3,134	$317
Amazon.com *	3,039	3,576
Bed Bath & Beyond	1,981	44
Big Lots	9,091	537
Bloomin’ Brands	4,180	90
BorgWarner	3,350	187
Carnival	19,835	1,302
Cheesecake Factory	2,339	115
Comcast, Cl A	16,293	612
Conn’s *	4,546	140
Dollar General	28,886	2,544
Domino’s Pizza	1,122	209
DR Horton	2,225	113
Floor & Decor Holdings, Cl A *	2,607	106
Gap	2,620	85
General Motors	20,169	869
Gentherm *	6,491	234
Goodyear Tire & Rubber	14,227	461
Hanesbrands	8,838	185
Hasbro	1,573	146
Hilton Worldwide Holdings	3,041	236
Home Depot	10,225	1,839
John Wiley & Sons, Cl A	2,623	155
L Brands	1,996	112
Lowe’s	31,184	2,600
Macy’s	7,444	177
Magna International	11,098	621
McDonald’s	1,440	248
Modine Manufacturing *	4,790	110
Netflix *	5,018	941
NIKE, Cl B	16,350	988
Nordstrom	2,786	127
Omnicom Group	19,100	1,364
Priceline Group *	472	821
PVH	956	129
Regal Entertainment Group, Cl A	6,649	134
Ross Stores	14,392	1,094
Royal Caribbean Cruises	1,913	237
Signet Jewelers	1,379	72
Skechers U.S.A., Cl A *	10,697	375
Starbucks	11,183	647
Target	3,203	192
Tesla *	276	85
Time Warner	1,977	181
TJX	3,493	264
Tractor Supply	2,144	146
Tupperware Brands	1,666	105
Ulta Beauty *	2,814	624
Visteon *	2,704	356
Walt Disney	5,109	536
Weight Watchers International *	2,496	110

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams-Sonoma	3,117	$159
Wyndham Worldwide	1,185	133
Yum China Holdings	7,728	316
ZAGG *	6,310	129

		28,235

Consumer Staples – 6.3%
Altria Group	2,550	173
Campbell Soup	6,608	326
Clorox	4,036	562
Colgate-Palmolive	7,862	570
Constellation Brands, Cl A	3,692	803
Costco Wholesale	640	118
CVS Health	36,243	2,776
Dr Pepper Snapple Group	2,773	250
General Mills	5,126	290
Hershey	3,108	345
JM Smucker	17,537	2,046
Kellogg	4,998	331
Kimberly-Clark	7,565	906
Kroger	75,491	1,952
Molson Coors Brewing, Cl B	4,485	350
Mondelez International, Cl A	3,900	167
PepsiCo	7,354	857
Philip Morris International	19,591	2,013
Sysco	3,792	219

		15,054

Energy – 4.5%
Anadarko Petroleum	5,062	243
Apache	1,922	80
Baker Hughes a GE	2,612	78
Chevron	12,240	1,456
ConocoPhillips	10,010	509
Core Laboratories	10,658	1,074
Devon Energy	13,890	535
Equities	1,123	67
ExxonMobil	6,869	572
Gulfport Energy *	38,473	492
Halliburton	6,719	281
Helmerich & Payne	7,070	414
Hess	4,719	216
Kinder Morgan	7,892	136
Marathon Oil	6,542	97
Newfield Exploration *	5,376	166
Noble Energy	2,467	65
Occidental Petroleum	28,752	2,027
Oceaneering International	4,962	97
PBF Energy, Cl A	15,665	507
Pioneer Natural Resources	1,251	195
ProPetro Holding *	6,049	114
Range Resources	5,224	94
Schlumberger	7,309	459

SEI Catholic Values Trust / Quarterly Report / November 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southwestern Energy *	64,459	$410
Whiting Petroleum *	7,922	198

		10,582

Financials – 10.7%
Aflac	22,447	1,967
American Equity Investment Life Holding	11,361	360
American Express	1,031	101
American International Group	5,195	311
Bancorp *	11,891	115
Bank of America	66,111	1,862
Bank of New York Mellon	4,287	235
Blackstone Group (A)	20,126	638
Brighthouse Financial *	2,353	138
Citigroup	37,517	2,833
CNA Financial	7,024	382
CNO Financial Group	4,204	106
Cullen	2,267	223
Everest Re Group	2,535	557
First Republic Bank	1,934	185
Goldman Sachs Group	3,481	862
Great Western Bancorp	18,597	768
Green Dot, Cl A *	2,337	144
Hartford Financial Services Group	1,072	62
Invesco	5,468	198
JPMorgan Chase	21,897	2,289
KeyCorp	3,147	60
KKR (A)	41,723	831
Legg Mason	1,747	70
Marsh & McLennan	24,009	2,015
MetLife	7,586	407
Morningstar	1,265	117
MSCI, Cl A	1,152	148
Northern Trust	3,908	382
OneMain Holdings, Cl A *	3,208	83
PNC Financial Services Group	1,879	264
Prudential Financial	9,138	1,059
Regions Financial	6,426	107
S&P Global	4,202	695
Santander Consumer USA Holdings	24,242	418
SLM *	9,442	109
State Street	35,507	3,386
Synchrony Financial	4,017	144
T Rowe Price Group	1,349	139
US Bancorp	2,210	122
Voya Financial	7,281	322
Wells Fargo	3,395	192

		25,406

Health Care – 13.4%
Abbott Laboratories	61,791	3,483
Abeona Therapeutics *	5,168	89
Acceleron Pharma *	2,540	93

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Adamas Pharmaceuticals *	6,040	$224
Aerie Pharmaceuticals *	3,136	201
Aetna	1,231	222
Agios Pharmaceuticals *	1,120	69
Akebia Therapeutics *	12,104	188
Akorn *	5,193	169
Alexion Pharmaceuticals *	6,846	752
AmerisourceBergen, Cl A	16,702	1,417
Amgen	16,225	2,850
Anthem	1,653	388
Array BioPharma *	10,629	120
Avexis *	1,528	145
AxoGen *	8,107	216
BioMarin Pharmaceutical *	2,632	226
Bioverativ *	4,732	237
Bluebird Bio *	798	138
Boston Scientific *	41,329	1,086
Brookdale Senior Living *	6,159	66
Bruker	16,590	584
Cardinal Health	1,388	82
Cerner *	1,418	100
Cigna	3,386	717
CR Bard	949	319
Cutera *	6,759	277
Cymabay Therapeutics *	23,532	204
DaVita *	2,046	125
DENTSPLY SIRONA	4,010	269
Dynavax Technologies *	6,322	126
Edwards Lifesciences *	4,714	552
Envision Healthcare *	1,431	46
Esperion Therapeutics *	2,069	127
Exact Sciences *	2,934	174
Exelixis *	4,774	129
Express Scripts Holding *	1,931	126
FibroGen *	2,005	95
Gilead Sciences	8,508	636
Global Blood Therapeutics *	4,360	172
GlycoMimetics *	12,557	177
HealthEquity *	2,503	130
Henry Schein *	4,418	316
Hill-Rom Holdings	1,390	117
Horizon Pharma *	25,161	362
Humana	1,525	398
IDEXX Laboratories *	489	76
Ignyta *	6,494	106
Immunomedics *	9,658	105
Incyte *	2,060	204
Inogen *	1,472	189
Insmed *	3,535	110
Insulet *	1,701	122
Intercept Pharmaceuticals *	737	45
Intersect ENT *	7,594	232

2	SEI Catholic Values Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intuitive Surgical *	198	$79
IQVIA Holdings *	8,439	861
iRhythm Technologies *	4,220	234
Laboratory Corp of America Holdings *	513	81
Lannett *	30,973	819
LHC Group *	1,678	110
Mallinckrodt *	13,653	298
McKesson	998	147
Merit Medical Systems *	2,551	111
Mettler-Toledo International *	1,612	1,014
Molina Healthcare *	2,299	180
Nektar Therapeutics, Cl A *	6,016	325
Neurocrine Biosciences *	1,611	116
Omnicell *	2,750	144
Penumbra *	1,003	106
PRA Health Sciences *	6,123	504
Puma Biotechnology *	1,122	119
Quest Diagnostics	3,247	320
Quidel *	3,151	120
Regeneron Pharmaceuticals *	1,037	375
ResMed	6,639	567
Sarepta Therapeutics *	2,627	146
Seattle Genetics *	1,264	77
Spark Therapeutics *	1,255	92
Stryker	640	100
Supernus Pharmaceuticals *	6,988	264
Tabula Rasa HealthCare *	2,870	100
Teladoc *	3,233	120
Teleflex	473	126
TESARO *	567	48
United Therapeutics *	1,635	213
Varian Medical Systems *	4,811	538
Veeva Systems, Cl A *	1,492	90
Vertex Pharmaceuticals *	3,413	492
ViewRay *	10,594	102
Waters *	4,493	886
WellCare Health Plans *	480	102
Zimmer Biomet Holdings	1,597	187
Zoetis, Cl A	18,258	1,320
Zogenix *	5,072	197

		31,758

Industrials – 7.7%
3M	8,524	2,073
ACCO Brands *	11,823	155
AGCO	1,432	101
American Airlines Group	7,715	390
Atlas Air Worldwide Holdings *	3,084	178
CAI International *	2,702	93
Caterpillar	2,380	336
Clean Harbors *	3,670	198
CSX	2,560	143

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cummins	2,003	$335
Deere	2,505	375
Delta Air Lines	14,765	781
Dover	1,366	133
Dun & Bradstreet	3,358	413
Eaton	12,164	946
Equifax	4,197	479
FedEx	1,818	421
Flowserve	1,306	56
H&E Equipment Services	2,945	110
Illinois Tool Works	14,646	2,479
Ingersoll-Rand	4,588	402
Johnson Controls International	12,170	458
LB Foster, Cl A	6,221	144
ManpowerGroup	3,245	418
Navistar International *	5,104	208
Nielsen Holdings	2,443	90
Nordson	801	103
NV5 Global *	1,766	98
Owens Corning	3,226	285
Parker-Hannifin	926	174
Pitney Bowes	8,796	94
Rockwell Automation	1,196	231
Rockwell Collins	1,728	229
Southwest Airlines	1,122	68
Spartan Motors	8,138	130
Spirit AeroSystems Holdings, Cl A	2,731	230
Stanley Black & Decker	1,932	328
TransDigm Group	830	236
Trinity Industries	10,738	383
Triton International	2,524	100
Triumph Group	2,475	76
United Continental Holdings *	6,351	402
United Parcel Service, Cl B	967	117
Univar *	8,456	249
Waste Management	3,913	322
WESCO International *	1,999	131
WW Grainger	8,547	1,892
Xylem	7,036	488

		18,281

Information Technology – 14.3%
Accenture, Cl A	5,372	795
Activision Blizzard	1,527	95
Adobe Systems *	8,441	1,532
Advanced Micro Devices *	6,264	68
Alliance Data Systems	451	108
Alphabet, Cl A *	3,215	3,331
Alphabet, Cl C *	600	613
Analog Devices	4,187	361
Apple	12,076	2,075
Applied Materials	4,932	260

SEI Catholic Values Trust / Quarterly Report / November 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Autodesk *	6,051	$664
Automatic Data Processing	18,875	2,160
AXT *	16,912	163
Broadcom	1,465	407
CA	6,892	228
Cisco Systems	55,099	2,055
Cognizant Technology Solutions, Cl A	1,865	135
Dell Technologies, Cl V *	5,435	425
DXC Technology	691	66
eBay *	7,123	247
Electro Scientific Industries *	4,305	103
Facebook, Cl A *	8,572	1,519
Finisar *	4,249	85
First Data, Cl A *	6,116	101
Genpact	4,144	134
Hewlett Packard Enterprise	22,954	320
Hortonworks *	5,565	106
HP	16,974	364
Ichor Holdings *	3,234	92
Instructure *	4,165	145
Integrated Device Technology *	15,592	469
Intel	19,151	859
Internap *	6,029	107
International Business Machines	4,572	704
Jabil	3,934	113
Keysight Technologies *	8,411	366
Lam Research	1,590	306
Microchip Technology	15,163	1,319
Micron Technology *	17,438	739
Microsoft	47,839	4,027
MINDBODY, Cl A *	3,101	101
National Instruments	1,711	75
NetApp	2,221	125
NVIDIA	3,557	714
Okta, Cl A *	4,627	135
ON Semiconductor *	5,777	116
Oracle	15,342	753
PayPal Holdings *	3,536	268
QUALCOMM	3,860	256
Rogers *	657	106
Salesforce.com*	4,993	521
Super Micro Computer *	11,131	245
Symantec	8,232	238
Synaptics *	2,693	102
Texas Instruments	4,776	465
VeriFone Systems *	10,625	184
Visa, Cl A	14,069	1,584
Xerox	1,412	42
Zebra Technologies, Cl A *	947	104

		33,900

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Materials — 2.7%
A Schulman	5,293	$201
Air Products & Chemicals	2,798	456
Avery Dennison	2,207	252
Ball	13,977	558
Cabot	4,413	270
DowDuPont	9,487	683
Eastman Chemical	3,297	305
Ecolab	466	63
FMC	1,027	97
KMG Chemicals	1,796	98
LSB Industries *	20,747	187
Owens-Illinois *	4,191	101
Praxair	6,554	1,009
Sherwin-Williams	1,868	746
Sonoco Products	6,077	325
United States Steel	17,213	498
US Concrete *	1,279	103
Vulcan Materials	2,699	339

		6,291

Real Estate — 1.0%
American Campus Communities ‡	2,409	102
AvalonBay Communities ‡	909	165
CBRE Group, Cl A *‡	3,621	157
Corporate Office Properties Trust ‡	6,430	195
Equinix ‡	205	95
Forest City Realty Trust, Cl A ‡	4,178	100
HCP ‡	1,549	41
Host Hotels & Resorts ‡	16,781	332
Prologis ‡	10,775	714
Regency Centers ‡	2,034	138
VEREIT ‡	12,696	99
Welltower ‡	775	52
Weyerhaeuser ‡	7,943	281

		2,471

Telecommunication Services — 0.6%
AT&T	23,946	871
Verizon Communications	9,955	507

		1,378

Utilities — 1.0%
American Electric Power	1,244	97
American Water Works	2,376	218
Calpine *	6,112	92
CMS Energy	14,943	746
DTE Energy	1,744	202
Eversource Energy	3,376	219
Exelon	3,510	146
PG&E	1,952	106

4	SEI Catholic Values Trust / Quarterly Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy	9,350	$483

		2,309

Total Common Stock (Cost $141,749) ($ Thousands)		175,665

FOREIGN COMMON STOCK — 22.5%
Argentina — 0.1%
MercadoLibre	907	250

Australia — 0.3%
BHP Billiton ADR	17,372	722

Austria — 1.0%
Erste Group Bank	24,633	1,077
Schoeller-Bleckmann Oilfield Equipment	6,337	597
voestalpine	14,372	836

		2,510

Bermuda — 0.0%
Aspen Insurance Holdings	1,021	42
XL Group	1,951	76

		118

Brazil — 0.3%
Banco Bradesco ADR	76,090	745

Canada — 1.5%
Canadian Natural Resources	25,328	859
Magna International	12,057	677
Rogers Communications, Cl B	9,788	508
Tencent Holdings ADR	30,700	1,571

		3,615

China — 0.7%
Alibaba Group Holding ADR *	794	141
Anhui Conch Cement, Cl H	176,500	847
BYD, Cl H	77,000	683

		1,671

Colombia — 0.4%
Bancolombia ADR	23,707	915

Czech Republic — 0.1%
Komercni banka as	5,503	231

France — 1.3%
BNP Paribas ADR	18,618	707
Publicis Groupe	7,595	505
Societe Generale	16,949	855
Sodexo	9,067	1,187

		3,254

Germany — 0.7%
BASF	4,946	554

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Continental	4,060	$1,083

		1,637

Ghana — 0.0%
Kosmos Energy *	12,111	97

Hong Kong — 0.5%
China Life Insurance, Cl H	362,000	1,175

India — 0.8%
HDFC Bank ADR	10,411	1,011
ICICI Bank ADR	95,378	910

		1,921

Ireland — 1.5%
ICON *	16,668	1,947
Jazz Pharmaceuticals *	4,237	592
Medtronic	12,364	1,015

		3,554

Israel — 0.2%
Check Point Software Technologies *	3,473	362
Mellanox Technologies *	1,946	115

		477

Italy — 0.4%
Prysmian	32,421	1,082

Japan — 1.5%
Denso	24,300	1,369
Hitachi	123,000	917
Secom	7,300	549
Toray Industries	87,000	822

		3,657

Mexico — 0.3%
Grupo Financiero Banorte, Cl O	114,700	675

Netherlands — 2.6%
ASML Holding, Cl G	5,666	994
Heineken	9,144	933
QIAGEN	10,330	330
RELX	61,001	1,399
Royal Dutch Shell, Cl A	27,391	876
Royal Dutch Shell ADR, Cl A	27,010	1,732

		6,264

Norway — 1.3%
DNB	85,704	1,568
Norsk Hydro	128,326	875
Statoil ADR	35,830	720

		3,163

Puerto Rico — 0.2%
OFG Bancorp	46,000	451
Popular	1,804	64

		515

SEI Catholic Values Trust / Quarterly Report / November 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Singapore — 0.2%
DBS Group Holdings	29,900	$ 542

South Korea — 0.8%
Hyundai Mobis	3,218	809
Samsung Electronics	444	1,036

		1,845

Spain — 0.5%
Amadeus IT Group, Cl A	18,048	1,303

Sweden — 0.4%
Getinge, Cl B	47,617	860

Switzerland — 0.7%
Credit Suisse Group ADR	100,713	1,702

Taiwan — 1.2%
Advanced Semiconductor Engineering	645,400	836
Hon Hai Precision Industry	196,200	654
Taiwan Semiconductor Manufacturing	200,000	1,507

		2,997

Turkey — 0.2%
Akbank Turk	183,100	421

United Kingdom — 2.8%
Barclays	365,754	958
BP ADR	34,666	1,389
Delphi Automotive	1,794	188
Diageo	42,762	1,487
HSBC Holdings	108,808	1,081
ITV	270,360	585
Rio Tinto ADR	15,465	741
STERIS	3,937	354

		6,783

Total Foreign Common Stock (Cost $43,542) ($ Thousands)		54,701

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F 0.890%**†	6,930,772	$ 6,931

Total Cash Equivalent (Cost $6,931) ($ Thousands)		6,931

Total Investments in Securities— 97.9% (Cost $192,222) ($ Thousands)		$ 237,297

Percentages are based on Net Assets of $242,332 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

(A)	Security is a Master Limited Partnership. At November 30, 2017, such securities amounted to $1,469 ($ Thousands), or 0.6% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

As of November 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 02/28/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income

SEI Daily Income Trust, Government Fund, Cl F	$8,097	$31,597	$(32,763)	$6,931	$39

6	SEI Catholic Values Trust / Quarterly Report / November 30, 2017

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 26, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: January 26, 2018